BORROWINGS (Details Narrative) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest expense	$ 4,591,803	$ 8,603,623
Alexander Kong [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans Payable	$ 9,300,000	$ 4,100,000